Financial Instruments and Fair Value Measurements	12 Months Ended
Sep. 27, 2013
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
Financial Instruments and Fair Value Measurements
Fair value is defined as the exit price that would be received from the sale of an asset or paid to transfer a liability, using assumptions that market participants would use in pricing an asset or liability. The fair value guidance establishes a three-level hierarchy, which maximizes the use of observable inputs and minimizes the use of unobservable inputs used in measuring fair value. The levels within the hierarchy are as follows:

Level 1—observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2—significant other observable inputs that are observable either directly or indirectly; and

Level 3—significant unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at September 27, 2013 and September 28, 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency contracts	$17	$—	$17	$—
Total assets at fair value	$17	$—	$17	$—
Liabilities:
Foreign currency contracts	$39	$—	$39	$—
Deferred compensation liabilities	114	—	114	—
Contingent consideration	127	—	—	127
Total liabilities at fair value	$280	$—	$153	$127

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency contracts	$21	$—	$21	$—
Debt and equity securities held in rabbi trust	36	21	15	—
Total assets at fair value	$57	$21	$36	$—
Liabilities:
Foreign currency contracts	$30	$—	$30	$—
Deferred compensation liabilities	103	—	103	—
Contingent consideration	108	—	—	108
Total liabilities at fair value	$241	$—	$133	$108

Foreign currency contracts—The fair values of foreign currency contracts were measured using significant other observable inputs and valued by reference to over-the-counter quoted market prices for similar instruments. The Company does not believe that the fair values of these derivative instruments differ significantly from the amounts that could be realized upon settlement or maturity, or that the changes in fair value will have a significant effect on its results of operations, financial condition or cash flows.
Debt and equity securities held in rabbi trust—Debt securities held in the rabbi trust primarily consist of U.S. government and agency securities and corporate bonds. Where quoted prices are available in an active market, the investments are classified as level 1. When quoted market prices for a security are not available in an active market, they are classified as level 2. Equity securities held in the rabbi trust primarily consist of U.S. common stocks, which are valued using quoted market prices reported on nationally recognized securities exchanges. These debt and equity securities were transferred to Mallinckrodt in connection with the 2013 separation.
Deferred compensation liabilities—The Company maintains a non-qualified deferred compensation plan in the United States, which permits eligible employees to defer a portion of their compensation. A recordkeeping account is set up for each participant and the participant chooses from a variety of funds for the deemed investment of their accounts. The measurement funds generally correspond to the funds offered in the Company’s U.S. tax-qualified retirement plan and the account balance fluctuates with the investment returns on those funds.
Contingent consideration—The fair values of contingent consideration are based on significant unobservable inputs, including management estimates and assumptions, and are measured based on the probability-weighted present value of the payments expected to be made. Accordingly, the fair values of contingent consideration have been classified as level 3 within the fair value hierarchy.
During fiscal 2013, the Company recorded contingent consideration of $21 million upon the acquisition of Nfocus. This contingent consideration, which could potentially total a maximum of $45 million, consists of $25 million in milestone payments related to the achievement of certain regulatory approvals and $20 million in milestone payments related to the achievement of sales targets. The amount of contingent consideration recorded relates entirely to the achievement of the regulatory approvals; no value has been assigned to the achievement of the sales targets.
In addition, during fiscal 2013, the Company recorded contingent consideration of $101 million upon the acquisition of CVI and an additional $5 million upon the achievement of a regulatory approval. This contingent consideration, which could potentially total a maximum of $147 million, consists of $108 million in milestone payments related to the achievement of certain regulatory approvals and $39 million in milestone payments related to the achievement of sales targets. During fiscal 2013, the Company paid $65 million upon the achievement of a regulatory approval. As of September 27, 2013, the Company’s maximum future contingent consideration payments associated with CVI totaled $82 million, for which the Company had recorded a liability of $30 million related to the achievement of regulatory approvals and $11 million related to the achievement of sales targets.
As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with the Maya acquisition was $150 million. During fiscal 2013, the Company paid $17 million upon the first commercial sale outside of the United States of a radiofrequency energy-based renal denervation device to treat hypertension (RF Device). As of September 27, 2013, the Company’s maximum future contingent consideration payments associated with the RF Device were $50 million, $20 million of which was based upon the successful completion of a post-market clinical trial within the required timeframe, for which the Company had recorded a liability of $20 million. The remaining $30 million was based on the achievement of sales targets, for which the Company had recorded a liability of $5 million.
In addition, as of September 27, 2013, the Company’s maximum future contingent consideration payments related to a device that delivers a chemical agent to cause renal denervation to treat hypertension (Drug Device) totaled $100 million. This contingent consideration consisted of $25 million based on the successful completion of a pre-clinical trial study, $25 million based on the successful completion of a clinical trial and $10 million upon the first commercial sale of the product outside of the United States. The Company applied probability rates of 5% or less to each of these milestones and accordingly, the value of this contingent consideration is insignificant. In addition, the Company may be obligated to pay up to a maximum of $40 million based on the achievement of sales targets. As of September 27, 2013, the Company had assigned no value to this contingent consideration.
As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with the BÂRRX acquisition was $15 million, for which the Company has recorded a liability for the full amount. Payment of this contingent consideration is based on maintaining certain health insurance coverage targets for procedures utilizing BÂRRX devices.
As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with two other fiscal 2012 acquisitions totaled $62 million, for which the Company had a recorded liability of $23 million on its consolidated balance sheet. This contingent consideration primarily relates to the acquisition of superDimension and is based on the achievement of sales targets.

In connection with the fiscal 2010 acquisition of ev3, the Company assumed an agreement to pay milestone-based contingent payments of up to $75 million upon the U.S. Food and Drug Administration pre-market approval of the Pipeline® Embolization Device. This amount was paid during fiscal 2011.

The following is a reconciliation of changes in the fair value of contingent consideration:

(Dollars in Millions)
Balance at September 30, 2011	$—
Acquisition date fair value of contingent consideration	153
Change in fair value included in selling, general and administrative expenses	5
Payments	(50)
Balance at September 28, 2012	108
Acquisition date fair value of contingent consideration	122
Change in fair value included in selling, general and administrative expenses	(3)
Payments	(100)
Balance at September 27, 2013	$127

Financial Instruments Not Measured at Fair Value
The fair value of cash and cash equivalents approximate carrying value since cash equivalents consist of liquid investments with a maturity of three months or less (level 1). The fair value of restricted cash is equivalent to its carrying value of $27 million and $50 million as of September 27, 2013 and September 28, 2012, respectively (level 1), substantially all of which is included in other assets on the consolidated balance sheets. The Company’s life insurance contracts are carried at cash surrender value (level 3). The fair value of these contracts approximates the carrying value of $24 million and $88 million at September 27, 2013 and September 28, 2012, respectively. The decrease in the fair value and carrying value of these contracts primarily resulted from the transfer of a portion of these assets to Mallinckrodt in connection with the 2013 separation. The fair value of long-term debt, including both current and non-current maturities, is based upon quoted prices in active markets for similar instruments (level 2) and was approximately $5.433 billion and $5.835 billion at September 27, 2013 and September 28, 2012, respectively. It is not practicable to estimate the fair value of the Company’s guaranteed contingent tax liabilities and the related amount due from former parent and affiliate.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash and cash equivalents, derivative financial instruments and accounts receivable. The Company invests its excess cash in deposits or money market funds and diversifies the concentration of cash among different financial institutions that have at least an A credit rating. Counterparties to the Company’s derivative financial instruments are limited to major financial institutions with at least a Moody’s and Standard & Poor’s long-term debt rating of A/A2. While the Company does not require collateral or other security to be furnished by the counterparties to its derivative financial instruments, it minimizes exposure to credit risk by dealing with a diversified group of major financial institutions and actively monitoring outstanding positions.
Concentrations of credit risk with respect to trade accounts receivable are generally limited due to the Company’s large number of customers and their diversity across many geographic areas. A portion of the Company’s trade accounts receivable outside the United States, however, include sales to government-owned or supported healthcare systems in several countries, which are subject to payment delays. Payment is dependent upon the financial stability of those countries’ national economies and the creditworthiness of those countries’ national governments. Deteriorating credit and economic conditions in parts of Western Europe, particularly in Spain, Italy and Portugal, may continue to increase the average length of time it takes the Company to collect its accounts receivable in certain regions within these countries. The Company routinely evaluates all government receivables for potential collection risks associated with the availability of government funding and reimbursement practices. While the Company has not incurred significant losses on government receivables, if the financial condition of customers or the countries’ healthcare systems continue to deteriorate such that their ability to make payments is uncertain, charges may be required in future periods.
In fiscal 2011, the Company received $98 million in non-interest bearing bonds from the Greek government to repay certain of its past due receivables and sold substantially all of these bonds for proceeds of $71 million. Since reserves had been established on the related receivables in previous periods, the Company recorded a gain on the sale of these bonds, the amount of which was insignificant.
The Company’s aggregate accounts receivable, net of the allowance for doubtful accounts, in Spain, Italy and Portugal and as a percent of the Company’s total accounts receivable at the end of each fiscal year are as follows:

(Dollars in Millions)	2013	2012	2011
Accounts receivable, net in Spain, Italy and Portugal	$406	$391	$563
Percentage of total accounts receivable, net	27%	23%	32%

Net sales to customers in Spain, Italy and Portugal totaled $606 million, $587 million and $668 million in fiscal 2013, 2012 and 2011, respectively. At the end of June 2012, the Company collected $248 million from the Spanish government, which related to 2011 and prior invoices. Accounts receivable, net in Spain, Italy and Portugal over 365 days past due were $54 million and $28 million as of September 27, 2013 and September 28, 2012, respectively.